Notes Payable - Additional Information (Detail)				1 Months Ended		12 Months Ended
	Jun. 26, 2017 USD ($)	Jun. 15, 2016 USD ($)	Nov. 24, 2015	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 CAD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD ($)
Disclosure of notes payable [line items]
Finance expense						$ 6,330,812	$ 5,431,035
Scotia Facility [member]
Disclosure of notes payable [line items]
Credit facility maturity date			Apr. 30, 2018
Credit facility maximum borrowing capacity	$ 100,000,000	$ 55,000,000
Amendment fees		$ 390,400
Credit facility drawn amount						$ 61,700,000	$ 29,000,000
Borrowing interest rate						LIBOR plus 2.50%
Borrowings, adjustment to interest rate basis						2.50%
Amendment fees incurred	445,598
Write off of deferred financing costs	$ 173,511
Crown Note [member]
Disclosure of notes payable [line items]
Notes payable principal amount										$ 19,863,000	$ 22,500,000
Cash compensation paid				$ 17,043,750	$ 22,500,000			$ 1,191,780	$ 1,350,000
Compensation paid by share | shares								2,000,000
Interest, prepayment penalties and other extinguishment costs				1,188,051	$ 1,568,384
Finance expense				$ 1,789,882
Top of range [member] | Crown Note [member]
Disclosure of notes payable [line items]
Borrowing interest rate										12.00%	12.00%
Bottom of range [member] | Crown Note [member]
Disclosure of notes payable [line items]
Borrowing interest rate										10.00%	10.00%